SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Share-based compensation and Treasury shares (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) segment shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)
Share-based compensation
Recognized share-based compensation expenses	¥ 110	¥ 83	¥ 66
Number of operating segments | segment	1
Treasury shares
Repurchase of ordinary shares (in shares) | shares	3,096,764	3,096,764
Cash consideration paid for ordinary shares repurchased	¥ 107
Hotel operating costs
Share-based compensation
Recognized share-based compensation expenses	35	¥ 27	20
Selling and marketing expenses
Share-based compensation
Recognized share-based compensation expenses	3	3	2
General and administrative expenses
Share-based compensation
Recognized share-based compensation expenses	¥ 72	¥ 53	¥ 44